Schedule III - Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 3,656.3		$ 4,352.3
Future Policy Benefits and Contract Owner Account Balances	86,055.7		88,358.4
Unearned Premiums	(0.7)	[1]	1.6	[1]
Net Investment Income	4,697.9	[2],[3]	4,968.8	[2],[3]	4,987.0	[2],[3]
Premium and Fee Income	5,376.5	[2],[3]	5,373.6	[2],[3]	5,224.0	[2],[3]
Interest Credited and Other Benefits to Contract Owners	4,861.6		5,742.0		5,027.3
Amortization of DAC and VOBA	722.3		387.0		746.6
Other Operating Expense	3,155.0	[2],[3]	3,030.8	[2],[3]	3,033.5	[2],[3]
Premiums Written (Excluding Life)	589.5		575.3		537.6
Retirement Solutions | Retirement
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	712.4		987.4
Future Policy Benefits and Contract Owner Account Balances	27,924.0		26,370.9
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	1,764.2	[2],[3]	1,733.7	[2],[3]	1,672.5	[2],[3]
Premium and Fee Income	719.9	[2],[3]	721.7	[2],[3]	714.4	[2],[3]
Interest Credited and Other Benefits to Contract Owners	842.2		826.2		797.9
Amortization of DAC and VOBA	160.1		149.5		50.9
Other Operating Expense	1,058.1	[2],[3]	1,095.6	[2],[3]	1,131.4	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Retirement Solutions | Annuities
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	260.7		606.6
Future Policy Benefits and Contract Owner Account Balances	23,100.8		25,260.3
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	1,365.7	[2],[3]	1,494.6	[2],[3]	1,528.6	[2],[3]
Premium and Fee Income	71.4	[2],[3]	63.9	[2],[3]	91.4	[2],[3]
Interest Credited and Other Benefits to Contract Owners	861.0		978.0		1,091.9
Amortization of DAC and VOBA	269.0		(159.4)		182.2
Other Operating Expense	124.6	[2],[3]	126.7	[2],[3]	131.0	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Insurance Solutions | Individual Life
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2,127.6		2,067.9
Future Policy Benefits and Contract Owner Account Balances	17,807.5		17,246.6
Unearned Premiums	0	[1]	0.1	[1]
Net Investment Income	936.1	[2],[3]	1,009.5	[2],[3]	1,038.3	[2],[3]
Premium and Fee Income	1,870.5	[2],[3]	1,810.0	[2],[3]	1,622.3	[2],[3]
Interest Credited and Other Benefits to Contract Owners	2,063.3		1,872.5		1,742.7
Amortization of DAC and VOBA	211.3		328.6		237.4
Other Operating Expense	433.1	[2],[3]	332.9	[2],[3]	325.0	[2],[3]
Premiums Written (Excluding Life)	0		0.1		0.1
Insurance Solutions | Employee Benefits
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	99.2		94.8
Future Policy Benefits and Contract Owner Account Balances	2,031.6		2,002.8
Unearned Premiums	(0.5)	[1]	1.4	[1]
Net Investment Income	127.3	[2],[3]	143.7	[2],[3]	143.2	[2],[3]
Premium and Fee Income	1,140.6	[2],[3]	1,125.2	[2],[3]	1,152.5	[2],[3]
Interest Credited and Other Benefits to Contract Owners	892.1		917.7		943.5
Amortization of DAC and VOBA	13.5		15.9		19.4
Other Operating Expense	236.2	[2],[3]	229.3	[2],[3]	232.9	[2],[3]
Premiums Written (Excluding Life)	589.5		575.2		537.5
Investment Management
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2.2		1.8
Future Policy Benefits and Contract Owner Account Balances	0		0
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	(89.0)	[2],[3]	(123.9)	[2],[3]	(92.4)	[2],[3]
Premium and Fee Income	493.6	[2],[3]	529.3	[2],[3]	491.9	[2],[3]
Interest Credited and Other Benefits to Contract Owners	0		0		0
Amortization of DAC and VOBA	3.0		4.1		4.1
Other Operating Expense	465.6	[2],[3]	463.8	[2],[3]	460.6	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Corporate
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	0.9		7.3
Future Policy Benefits and Contract Owner Account Balances	104.1		128.4
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	275.0	[2],[3]	222.8	[2],[3]	192.0	[2],[3]
Premium and Fee Income	(163.0)	[2],[3]	(169.5)	[2],[3]	(162.2)	[2],[3]
Interest Credited and Other Benefits to Contract Owners	(6.5)		78.4		(1.7)
Amortization of DAC and VOBA	6.5		(7.5)		0
Other Operating Expense	317.4	[2],[3]	234.8	[2],[3]	139.0	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Closed Blocks | Variable Annuity
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	453.1		586.4
Future Policy Benefits and Contract Owner Account Balances	5,243.1		5,382.4
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	52.7	[2],[3]	85.8	[2],[3]	51.9	[2],[3]
Premium and Fee Income	1,235.9	[2],[3]	1,280.7	[2],[3]	1,285.7	[2],[3]
Interest Credited and Other Benefits to Contract Owners	113.6		890.2		240.2
Amortization of DAC and VOBA	58.3		55.2		252.7
Other Operating Expense	450.3	[2],[3]	413.8	[2],[3]	398.6	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Closed Blocks | Institutional Spread Products
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	0.2		0.1
Future Policy Benefits and Contract Owner Account Balances	3,664.4		5,422.6
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	233.3	[2],[3]	372.4	[2],[3]	434.1	[2],[3]
Premium and Fee Income	2.4	[2],[3]	2.4	[2],[3]	2.6	[2],[3]
Interest Credited and Other Benefits to Contract Owners	67.4		89.0		152.8
Amortization of DAC and VOBA	0.6		0.6		0.6
Other Operating Expense	11.5	[2],[3]	11.3	[2],[3]	13.8	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Closed Blocks | Other
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	0		0
Future Policy Benefits and Contract Owner Account Balances	6,180.2		6,544.4
Unearned Premiums	(0.2)	[1]	0.1	[1]
Net Investment Income	32.6	[2],[3]	30.2	[2],[3]	18.8	[2],[3]
Premium and Fee Income	5.2	[2],[3]	9.9	[2],[3]	25.4	[2],[3]
Interest Credited and Other Benefits to Contract Owners	28.5		90.0		60.0
Amortization of DAC and VOBA	0		0		(0.7)
Other Operating Expense	58.2	[2],[3]	122.6	[2],[3]	201.2	[2],[3]
Premiums Written (Excluding Life)	$ 0		$ 0		$ 0

[1]	Represents unearned premiums associated with short-duration products of the Company's accidental and health business.
[2]	Includes the elimination of certain intersegment revenues and expenses that have been recorded on an arm's length basis, primarily consisting of asset-based management and administration fees, which have been charged by Investment Management and eliminated in the Corporate segment.
[3]	Includes the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's management fees expensed by the funds, recorded as operating revenues before the Company's consolidation of its consolidated investment entities and eliminated in the Investment Management segment.